Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Income Taxes

10.    Income Taxes

The Company accounts for income taxes in accordance with authoritative guidance, which requires use of the asset and liability method. Under this method, deferred income tax assets and liabilities are determined based upon the difference between the financial statements carrying amounts and the tax basis of assets and liabilities and are measured using the enacted tax rate expected to apply to taxable income in the years in which the differences are expected to be reversed.

12. Income Taxes

The Company accounts for income taxes in accordance with authoritative guidance, which requires the use of the asset and liability method. Under this method, deferred income tax assets and liabilities are determined based upon the difference between the financial statement carrying amounts and the tax basis of assets and liabilities and are measured using the enacted tax rate expected to apply to taxable income in the years in which the differences are expected to be reversed.

The components of the provision for income taxes for the years ended December 31, 2012 and 2011 are as follows:

	Year Ended December 31,
	2012	2011
Current:
Federal	$—	$—
State	67,324	—
Deferred:
Federal	—	—
State	—	—

TOTAL	$67,324	$—

The following table presents a reconciliation of statutory federal rate and the Company’s effective tax rate for the periods presented:

	Year Ended December 31,
	2012	2011	2010
Tax benefit at federal statutory rate	(34.0)%	(34.0)%	(34.0)%
State taxes (net of federal benefit)	(5.6)	(5.8)	(5.8)
Stock-based compensation	3.1	4.7	3.7
Change in valuation allowance	32.6	34.7	42.2
Other nondeductible expenses	4.6	0.5	(6.3)
Other	—	(0.1)	0.2

Effective tax rate	0.6%	0.0%	0.0%

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets and liabilities as of December 31, 2012 and 2011 were as follows (in thousands):

	As of December 31,
	2012	2011
Deferred tax assets:
Net operating loss carryforward	$16,275	$11,564
Depreciation and amortization	36	—
Accruals and reserves	867	848
Deferred revenue	—	1,939
Stock-based compensation	633	492
General business credit	—	15
Other	1	410

Gross deferred tax assets	17,812	15,268
Valuation allowance	(17,342)	(14,132)

Net deferred tax assets	470	1,136

Deferred tax liabilities:
Prepaid expenses	$353	$122
Depreciation and amortization	—	1,014
Deferred Revenue	117	—

Gross deferred tax liabilities	470	1,136

Net deferred tax liabilities	$—	$—

Uncertain Tax Positions

The Company adopted authoritative guidance under ASC 740 on January 1, 2007, which clarifies the accounting for uncertainties in tax positions recognized in the financial statements. The Company has not been audited by the Internal Revenue Service or any state tax authority. The Company is subject to taxation in the U.S. and various states. Due to the Company’s net losses, substantially all of its federal and state income tax returns since inception are still subject to audit.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in thousands):

	Year Ended December 31,
	2012	2011	2010
Unrecognized tax benefits, beginning of period	$475	$337	$110
Gross increases - tax position in prior period	20	—	—
Gross decrease - tax position in prior period	(475)	—	—
Gross increases - current period tax positions	—	138	227
Lapse of statute of limitations	—	—	—

Unrecognized tax benefits, end of period	$20	$475	$337

If the $20,000 of unrecognized income tax benefits is recognized, there would be impact to the effective tax rate.

The Company does not have any additional tax positions that are expected to significantly increase or decrease within twelve months of the year ended December 31, 2012.